Fair Value Measurement - Summary of Changes in Fair Value of Financial Instruments Using Level 3 Inputs (Detail) - TPG Pace Tech Opportunities Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Fair value when issued (October 2020)	$ 27,610,000
Change in fair value	21,310,000	$ 1,520,000	$ (18,230,000)
Transfers	(24,500,000)
Total	24,420,000	6,190,000	6,190,000	$ 4,670,000	$ 24,420,000
Warrants
Liabilities:
Fair value when issued (October 2020)	13,500,000
Transfers	(13,500,000)
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value when issued (October 2020)	3,110,000
Change in fair value	21,310,000	1,520,000	(18,230,000)
Total	24,420,000	$ 6,190,000	$ 6,190,000	$ 4,670,000	$ 24,420,000
Private Placement Warrants
Liabilities:
Fair value when issued (October 2020)	11,000,000
Transfers	$ (11,000,000)